STATEMENTS OF EARNINGS (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES [Abstract]
Universal life and investment-type product policy fee income	$ 117	$ 123	$ 122
Premiums	32	42	39
Total net investment income (loss)	110	116	119
Investment gains (losses), net: [Abstract]
Total other-than-temporary impairment losses	(7)	(2)	(56)
Portion of loss recognized in other comprehensive income (loss)	0	0	2
Net impariment losses recognized	(7)	(2)	(54)
Other investment gains (losses), net	2	1	6
Total Investment (gains) losses, net	(5)	(1)	(48)
Other income	7	4	8
Increase (decrease) in the fair value of the reinsurance contract asset	(2)	7	1
Total revenues	259	291	241
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Policyholders benefits	103	96	93
Interest credited to policyholders' account balances	61	61	68
Compensation and benefits	25	30	32
Commissions	38	33	27
Interest expense		0	1
Amortization of deferred policy acquisition costs and value of business acquired	(27)	(12)	41
Capitalization of deferred policy acquisition costs	(31)	(25)	(21)
Rent expense	2	3	3
Other operating costs and expenses	44	29	27
Total benefits and other deductions	215	215	271
Earnings (loss), before income taxes	44	76	(30)
Income tax (expense) benefit	(6)	1	11
Net earnings (loss)	$ 38	$ 77	$ (19)